Investments in equity accounted associates	12 Months Ended
Dec. 31, 2024
Investments in equity accounted associates
Investments in equity accounted associates

15.  Investments in equity accounted associates

MX Capital Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd, a company with headquarters in Limassol, Cyprus, from Everix Investments Ltd, a Company’s shareholder, for consideration of 15,000. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022.

Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Ltd (the “sellers earn-outs”). The fair value of such contingent consideration at acquisition was estimated at 2,297, based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts.

The sellers earn-outs (contingent consideration) meet the definition of financial liabilities on the basis that they shall be settled in variable amounts of shares and/or cash depending on the achievement of certain targets by the relevant associates and are recognized within the line Other non-current liabilities in this consolidated statement of financial position. As at December 31, 2023 and December 31, 2024 these liabilities amounted to 0.

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call options allowing the Company to obtain control over 100% of the issued share capital of MX Capital Ltd (the option shares). The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option as at the December 31, 2023 was 0 for the asset and 15,002 for the liability with no changes in value during the year, ended December 31, 2024.

Pursuant to the terms of the agreement, in case that MX Capital did not achieve certain KPIs there would be a minimum value of 15,000 to be paid to shareholders of MX Capital. MX Capital did not achieve the KPIs and accordingly the value of the option is equal to the minimum value to be paid. The situation is the same in both years, resulting in no change to the value of the option.

Also, depending on the achievement of another set of KPIs by MX Capital Ltd, the Company must pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares (the “Founders earn-outs”).The fair value of Founders earn-outs at acquisition was 258 based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts. As at both December 31, 2023 and December 31, 2024 these liabilities amounted to 0.

The MX Capital group’s loss net of tax for the year ended December 31, 2023 amounted to 17,246, GDEV Inc.’s share of these losses was 8,416, but it was not reflected in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

The MX Capital group’s loss net of tax for the year ended December 31, 2024 amounted to 4,367, GDEV Inc.’s share of this loss was 2,131, but it is not reflected in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

Castcrown Ltd

On January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control over 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company agreed to pay to the remaining shareholders an option premium of 1,200 (subject to the adjustment associated with the completion accounts, which related to the performance of Castcrown Ltd prior to the transaction). Following the finalization of the completion accounts, the option premium was adjusted to 515 and was paid to the remaining shareholders in February 2023. This convertible loan was measured through FVTPL. As at December 31, 2023 and December 31, 2024 these liabilities amounted to 0.

The Castcrown group’s loss net of tax for the year ended December 31, 2023 amounted to 1,695. GDEV Inc.’s share of these losses was reflected in the amount of 515 in the consolidated statement of profit or loss, as the Group recognizes only the amount of losses until the moment carrying amount of the investment becomes zero.

During the year ended December 31, 2024 certain loans granted to Castcrown Ltd. for which settlement was not likely to occur in the foreseeable future were treated as the investments into equity-accounted associates in accordance with IAS 28.38 (refer to Note 16 for details).

The Castcrown group’s loss net of tax for the year ended December 31, 2024 amounted to 9,527. GDEV Inc.’s share of these losses was 4,722, though the total share of loss of equity-accounted associates related to Castcrown Ltd amounted to 7,212 during the year ended December 31, 2024 including the losses of the Castcrown Ltd from prior periods that were not previously recognized in the consolidated statement of profit or loss due to the fact that the carrying amount of investment was 0 both at the December 31, 2023 and December 31, 2022.

As at December 10, 2024, Gamegears Ltd (formerly, Dragon Machines Ltd) acquired Winchange Ltd from the Castcrown group for consideration of 2 EUR. As a result, gain on bargain of this purchase amounted to 47.

LEVELAPP Ltd

On October 23, 2023, the Company entered into the share purchase agreement with Applife Limited to acquire 1 ordinary share for the consideration of 1 EUR. The seller has a right to repurchase the mentioned share for the same consideration provided all the outstanding amounts due are fully paid to the Company.

During the year ended December 31, 2024 certain loans granted to Applife Limited. for which settlement was not likely to occur in the foreseeable future were treated as the investments into equity-accounted associates in accordance with IAS 28.38 (refer to Note 16 for details).

The total share of loss of equity-accounted associates related to Applife Limited amounted to 312 during the year ended December 31, 2024 and nil during the year ended December 31, 2023.

Carrying amounts of investments in equity accounted associates

The recoverable amount of the MX Capital Ltd CGU was 0 as at December 31, 2022. Both fair value less cost of disposal using public peer group multiples and the value in use indicated a negative value. Value in use was determined through a discounted cash flow method (DCF). For the DCF model the cash flow projections over the three-year period approved by the senior management of the CGU were used and the discount rate of 19.3% being equal to the WACC was applied to the projected cash flows. Fair value less cost of disposal was determined in the following way: for the public peer group analysis, a list of peer companies was compiled, which closely resembled the Group’s business model; the most appropriate multiples to estimate the value of the gaming company were identified as EV/Bookings of 1.2 and EV/EBITDA of 8.6 and the cost of disposal was estimated to be insignificant. As a result of this analysis, management recognized an impairment charge of 15,881 related to the CGU MX Capital Ltd in the year ended December 31, 2022.

The carrying amount of investments in our consolidated statement of financial position as at December 31, 2023 and 2024 being equal to 0 as at both dates, represents the initial values of the investment in MX Capital Ltd, Castcrown Ltd and Applife Limited less share of loss of the respective associate and impairment loss (where applicable).

No additional impairment was charged during the years ended December 31, 2023 and 2024.